INVESTMENTS (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets measured at Fair Value
Trading securities	$ 7	$ 7
Available-for-sale securities	1,754,370	1,535,006
U.S. agency
Assets measured at Fair Value
Available-for-sale securities	11,759	113,819
U.S. government
Assets measured at Fair Value
Available-for-sale securities	16,713	16,172
Non-U.S. govt. & agency
Assets measured at Fair Value
Available-for-sale securities	9,367	6,697
Municipal
Assets measured at Fair Value
Available-for-sale securities	432,319	236,590
Equities
Assets measured at Fair Value
Available-for-sale securities	375,788	388,689
Fair value measured on recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets measured at Fair Value
Available-for-sale securities	375,788	388,689
Total assets at fair value	375,788	388,689
Fair value measured on recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Equities
Assets measured at Fair Value
Available-for-sale securities	375,788	388,689
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2)
Assets measured at Fair Value
Trading securities	7	7
Available-for-sale securities	1,378,582	1,146,317
Total assets at fair value	1,378,589	1,146,324
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | U.S. agency
Assets measured at Fair Value
Available-for-sale securities	11,759	113,819
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | Corporate
Assets measured at Fair Value
Available-for-sale securities	580,708	467,100
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | Mortgage-backed
Assets measured at Fair Value
Trading securities	7	7
Available-for-sale securities	250,387	248,986
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | ABS/CMO
Assets measured at Fair Value
Available-for-sale securities	77,329	56,953
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | U.S. government
Assets measured at Fair Value
Available-for-sale securities	16,713	16,172
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | Non-U.S. govt. & agency
Assets measured at Fair Value
Available-for-sale securities	9,367	6,697
Fair value measured on recurring basis | Significant Other Observable Inputs (Level 2) | Municipal
Assets measured at Fair Value
Available-for-sale securities	432,319	236,590
Fair value measured on recurring basis | Total
Assets measured at Fair Value
Trading securities	7	7
Available-for-sale securities	1,754,370	1,535,006
Total assets at fair value	1,754,377	1,535,013
Fair value measured on recurring basis | Total | U.S. agency
Assets measured at Fair Value
Available-for-sale securities	11,759	113,819
Fair value measured on recurring basis | Total | Corporate
Assets measured at Fair Value
Available-for-sale securities	580,708	467,100
Fair value measured on recurring basis | Total | Mortgage-backed
Assets measured at Fair Value
Trading securities	7	7
Available-for-sale securities	250,387	248,986
Fair value measured on recurring basis | Total | ABS/CMO
Assets measured at Fair Value
Available-for-sale securities	77,329	56,953
Fair value measured on recurring basis | Total | U.S. government
Assets measured at Fair Value
Available-for-sale securities	16,713	16,172
Fair value measured on recurring basis | Total | Non-U.S. govt. & agency
Assets measured at Fair Value
Available-for-sale securities	9,367	6,697
Fair value measured on recurring basis | Total | Municipal
Assets measured at Fair Value
Available-for-sale securities	432,319	236,590
Fair value measured on recurring basis | Total | Equities
Assets measured at Fair Value
Available-for-sale securities	$ 375,788	$ 388,689